SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Revenue Recognition and Segment Information (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue Recognition
Term for fees billed to hospital and surgery center customers		30 days
Allowance for Doubtful Accounts
Term after which claims are reserved		24 months
Term after which claims are written-off		36 months
Segment and Geographic Information
Number of operating segment	1	1